Staff Cost - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Employee	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Total staff costs	€ 90,889	€ 51,307	€ 31,107
Share-based payment	37,486	19,652	9,709
Warrants [member]
Disclosure of employee compensation costs [line items]
Share-based payment	€ 37,486	€ 19,652	€ 9,709
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Number of persons | Employee	7	7	8
Total staff costs	€ 2,129	€ 1,851	€ 1,467
Board of Directors [member] | Warrants [member]
Disclosure of employee compensation costs [line items]
Share-based payment	€ 1,864	€ 1,607	€ 1,202
Executive Board [member]
Disclosure of employee compensation costs [line items]
Number of persons | Employee	2	2	2
Total staff costs	€ 7,212	€ 5,222	€ 3,910
Executive Board [member] | Warrants [member]
Disclosure of employee compensation costs [line items]
Share-based payment	€ 5,303	€ 3,505	€ 2,374